U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


        Read instructions at end of Form before preparing
                              Form.
                      Please print or type.



     1.   Name  and address of issuer:  The Target
          Portfolio  Trust,  100 Mulberry  Street,
          Gateway Center Three, Newark, New Jersey
          07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                       [x]

     3.   Investment Company Act File Number:  811-
          7064.
          Securities Act File Number:  33-50476.

     4(a).      Last  day of fiscal year for which
          this Form is filed:  December 31, 2000.

          (b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).      [  ] Check box if this is the last
          time the issuer will be filing this Form
          .

     5.   Calculation of registration fee:

        (i)  Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                     $ 1,696,715,015

         (ii)    Aggregate  price  of   securities
redeemed
             or   repurchased  during  the  fiscal
year
             (if applicable):                      $1,544,822,843

        (iii)    Aggregate  price  of   securities
redeemed
             or   repurchased  during  any   prior
fiscal
             year  ending not earlier than October
11,
             1995  that  were not previously  used
to
             reduce  registration fees payable  to
the
             Commission.                           $            0

        (iv)Total available redemption credits
             [add items 5(ii) and 5(iii)].          $ 1,544,822,843

        (v)  Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from Item 5(i)].                       $ 151,892,172

       (vi)  Redemption credits available for use
             in future years - If item 5(i) is
less
             than item 5(iv) [subtract item 5(iv)
             from item (5(i)]                       $            0

      (vii)  Multiplier for determining
registration
             fee (See instruction C.9):             x      .000250

     (viii)  Registration fee due [multiply item
5(v)
             by item 5(vii)] enter "0" if no fee
is
             due.                                   =$ 37,973

     6.   Prepaid Shares

          If   the  response  to  item  5(i)   was
          determined  by deducting  an  amount  of
          securities  that  were registered  under
          the  Securities Act of 1933 pursuant  to
          rule  24e-2 as in effect before  October
          11,  1997,  then report  the  amount  of
          securities  (number of shares  or  other
          units) deducted here:    0. If there  is
          a  number of shares or other units  that
          were  registered pursuant to rule  24e-2
          remaining  unsold  at  the  end  of  the
          fiscal year for which this form is filed
          that are available for use by the issuer
          in  future fiscal years, then state that
          number here:    0.

     7.   Interest  due  - if this Form  is  being
          filed
     more than 90 days after the end of the of
     the issuer's fiscal year (See Instruction D):  +$           0

     8.   Total amount of the registration fee due
          plus any interest due [line 5(viii) plus
          line 7]:                                  =$ 37,973

     9.   Date the registration fee and any
          interest payment was
          sent to the Commission's lockbox
          depository:  March     , 2001


          Method of Delivery:

          [x] Wire Transfer
          [ ] Mail or other means



                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)      /s/ George P.
Attisano

                         George P. Attisano
Secretary

Date:  ________________




T/Cluster 4/Target/3-01_24f-2Notice